Prospectus supplement dated June 28, 2018
to the following prospectus(es):
Nationwide Destination EV NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination L NY 2.0, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity, Nationwide Destination C, BOA Elite Venue Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination L, Nationwide Destination B, Nationwide Destination EV 2.0, Nationwide Destination L 2.0, BOA America's Future Annuity II, Nationwide Destination Freedom+, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity, America's marketFLEX Advisor Annuity, BOA All American Annuity, and Sun Trust All American dated May 1, 2018
America's marketFLEX Annuity dated May 1, 2016
BOA Choice Venue Annuity, BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, and Nationwide Destination Navigator (New York) dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
•	On June 13, 2018, at a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust"), the Board approved the termination of Boston Advisors, LLC as the subadviser to the Nationwide Variable Insurance Trust – NVIT Large Cap Growth Fund: Class II (the "Fund") and approved the appointment of BNY Mellon Asset Management North America Corporation as the Fund’s new subadviser. This change is anticipated to take effect on or about July 16, 2018 (the "Effective Date").
•	As of the Effective Date, the Fund is renamed "Nationwide Variable Insurance Trust – NVIT Dynamic U.S. Growth Fund: Class II." All references in the prospectus to the Fund’s former name are replaced accordingly.
PROS-0381
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